FAIR VALUE MEASUREMENTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Opening balance	$ 1,046	$ 480
Increase in contingent consideration	1,192	750
Decrease in contingent consideration due to settlement	(315)	(225)
Amortization of interest	19	41
Closing balance	$ 1,942	$ 1,046